UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service) (Zip Code)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.1%
AUSTRALIA — 3.7%
BHP Billiton Ltd. (a)	1,336,488	$91,696,442
CSL Ltd.	2,024,042	96,578,910
Woodside Petroleum Ltd. (a)	1,921,493	65,542,126
Woolworths Ltd.	1,430,068	42,662,914
		296,480,392

AUSTRIA — 0.5%
Verbund A.G.	1,796,874	37,176,066

BRAZIL — 1.4%
Cia de Bebidas das Americas (a)	1,943,929	74,394,163
Embraer S.A. (a)	1,321,411	35,175,961
		109,570,124

CANADA — 5.9%
Canadian Natural Resources Ltd. (b)	1,866,044	57,455,495
Enbridge, Inc. (b)	3,190,891	124,540,476
Enbridge, Inc.	351,432	13,726,974
Imperial Oil Ltd. (b)	1,562,005	71,899,090
Royal Bank of Canada (b)	1,650,414	94,750,268
Toronto-Dominion Bank (b)	1,440,720	120,069,605
		482,441,908

CHILE — 0.9%
Sociedad Quimica y Minera de Chile S.A. (a)	1,248,457	76,954,890

COLOMBIA — 0.6%
Ecopetrol S.A. (a)	890,742	52,491,426

DENMARK — 0.9%
Novo Nordisk A/S (a)	459,161	72,460,197

FINLAND — 1.8%
Sampo OYJ - A Shares	4,803,862	149,453,210

FRANCE — 5.1%
Air Liquide S.A. (a)	2,938,028	72,921,855
AXA S.A. (a)	5,365,036	79,939,036
Cie Generale d'Optique Essilor International S.A.	502,459	47,051,051
Dassault Systemes S.A.	1,136,702	119,428,353
LVMH Moet Hennessy Louis Vuitton S.A.	618,766	93,031,975
		412,372,270

GERMANY — 14.5%
Adidas A.G. (a)	2,669,869	109,838,411
Allianz S.E. (a)	8,235,248	97,752,394
BASF S.E. (a)	1,027,450	86,850,348
Bayer A.G. (a)	1,597,876	137,241,570

Continental A.G.	831,726	$81,443,267
Fresenius Medical Care A.G. & Co. KGaA (a)	1,235,440	90,681,296
Henkel A.G. & Co. KGaA (a)	1,336,617	106,127,390
Merck KGaA	613,123	75,637,780
Muenchener Rueckversicherungs A.G. (a)	7,795,731	123,016,635
SAP A.G. (a)	1,489,255	106,228,559
Siemens A.G. (a)	892,417	89,375,562
Volkswagen A.G.	422,383	77,048,070
		1,181,241,282

GREECE — 0.9%
Coca Cola Hellenic Bottling Co., S.A.	3,828,430	71,434,377

IRELAND — 0.9%
Ryanair Holdings PLC* (a)	2,204,294	71,088,482

ISRAEL — 0.6%
Israel Chemicals Ltd. (a)	4,247,531	52,414,533

ITALY — 2.3%
Luxottica Group S.p.A. (a)	2,429,243	85,655,108
Saipem S.p.A.	2,045,513	98,230,256
		183,885,364

JAPAN — 11.3%
Canon, Inc. (a)	2,047,320	65,534,713
FANUC Corp.	709,378	114,351,297
Honda Motor Co., Ltd. (a)	1,985,023	61,337,211
Japan Tobacco, Inc.	3,790,835	113,763,911
JGC Corp.	2,636,095	87,993,689
Komatsu Ltd. (a)	4,615,717	89,960,324
Kubota Corp. (a)	1,723,741	87,083,395
Kyocera Corp. (a)	708,235	61,255,245
Nidec Corp. (a)	4,071,578	74,876,319
Nitto Denko Corp.	1,781,789	84,934,073
Sysmex Corp.	868,960	41,811,184
Terumo Corp.	852,085	36,686,387
		919,587,748

MEXICO — 2.5%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	6,055,579	34,225,600
Grupo Televisa S.A.B. (a)	4,022,352	94,565,496
Wal-Mart de Mexico S.A.B. de C.V. (a)	2,788,803	78,225,924
		207,017,020

NETHERLANDS — 2.0%
Core Laboratories N.V.	556,077	67,552,234
Gemalto N.V.	568,623	50,017,020
Koninklijke Ahold N.V. (a)	3,325,994	41,441,885
		159,011,139

SINGAPORE — 1.2%
United Overseas Bank Ltd. (a)	3,145,473	101,095,502

SOUTH AFRICA — 2.8%
FirstRand Ltd.	23,611,691	$79,121,718
MTN Group Ltd.	4,562,740	87,828,497
Naspers Ltd. (a)	962,809	59,780,811
		226,731,026

SOUTH KOREA — 1.3%
Hyundai Motor Co.	453,839	102,901,616

SPAIN — 1.8%
Inditex S.A.	1,183,406	146,948,677

SWEDEN — 4.3%
Getinge A.B. - B Shares	1,418,959	42,814,163
Hennes & Mauritz A.B. - B Shares	2,354,841	81,807,136
Sandvik A.B. (a)	4,965,978	67,388,322
SKF A.B. (a)	3,147,910	68,108,181
Svenska Cellulosa A.B. - B Shares	4,661,346	86,573,531
		346,691,333

SWITZERLAND — 7.3%
ABB Ltd. (a)	4,763,386	89,075,318
Adecco S.A. (a)	1,780,669	42,273,082
Givaudan S.A.	67,564	64,115,758
Nestle S.A. (a)	1,403,796	88,733,945
Novartis A.G. (a)	780,013	47,783,596
Roche Holding A.G.	503,739	94,106,265
Syngenta A.G. (a)	1,377,809	103,129,004
Zurich Insurance Group A.G.	266,806	66,439,091
		595,656,059

TAIWAN — 3.1%
Far EasTone Telecommunications Co., Ltd.	34,043,000	84,197,298
HON HAI Precision Industry Co., Ltd.	14,951,267	46,924,338
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	7,481,803	118,362,124
		249,483,760

THAILAND — 0.7%
Advanced Info Service PCL	8,165,970	56,774,450

TURKEY — 1.1%
Turkcell Iletisim Hizmetleri A.S.* (a)	2,760,667	41,796,498
Turkiye Garanti Bankasi A.S.	11,275,910	47,054,848
		88,851,346

UNITED KINGDOM — 12.9%
Barclays PLC (a)	9,914,327	137,511,715
BG Group PLC (a)	4,978,930	101,072,279
British American Tobacco PLC (a)	953,906	97,908,912
Compass Group PLC	3,788,365	41,812,900
HSBC Holdings PLC (a)	2,412,824	112,099,803
Prudential PLC (a)	4,112,527	106,925,702
Reckitt Benckiser Group PLC	1,144,297	65,874,640
Rio Tinto PLC	625,560	29,143,033
Royal Dutch Shell PLC (a)	1,161,006	82,779,728

SABMiller PLC (a)	1,139,821	$50,152,124
SABMiller PLC	1,026,343	45,079,738
Standard Chartered PLC	1,855,545	41,948,795
Vodafone Group PLC (a)	4,635,006	132,074,496
		1,044,383,865

UNITED STATES — 2.8%
Aflac, Inc.	2,559,661	122,556,569
Mettler-Toledo International, Inc.*	479,267	81,830,047
NII Holdings, Inc.*	3,144,319	24,682,904
		229,069,520

TOTAL COMMON STOCKS (Cost $6,204,462,099) — 95.1%		7,723,667,582

SHORT-TERM INVESTMENTS — 4.5%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	140,000,000	140,000,000
Fidelity Institutional Government Portfolio, 0.010%	118,000,000	118,000,000
Fidelity Institutional Treasury Portfolio, 0.010%	110,100,000	110,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $368,100,000) — 4.5%		368,100,000

TOTAL INVESTMENTS (Cost $6,572,562,099) — 99.6%		8,091,767,582

Other assets less liabilities — 0.4%		30,319,003

TOTAL NET ASSETS — 100.0%		$8,122,086,585

(equivalent to $31.44 per share; unlimited shares of $1.00 par value capital shares authorized; 258,316,052 shares outstanding)

PCL - Public Company Limited
PLC - Public Limited Company
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.3%
IOOF Holdings Ltd.	22,162	$131,955
Medusa Mining Ltd.	43,007	270,344
Perseus Mining Ltd.*	73,572	217,027
Regis Resources Ltd.*	51,040	302,309
		921,635
BRAZIL — 1.3%
Embraer S.A. (a)	6,990	186,074

CANADA — 2.5%
Talisman Energy, Inc. (b)	16,019	213,373
Tourmaline Oil Corp.*	4,698	146,660
		360,033
CZECH REPUBLIC — 2.0%
Philip Morris CR A.S.	501	290,353

FRANCE — 4.1%
Dassault Systemes S.A. (a)	1,655	174,669
SEB S.A.	2,850	197,476
Technip S.A. (a)	8,421	234,272
		606,417
GERMANY — 16.0%
Dialog Semiconductor PLC*	10,515	204,846
Fuchs Petrolub A.G.	5,195	310,426
Morphosys A.G.*	10,556	325,560
NORMA Group A.G.	11,398	307,587
Pfeiffer Vacuum Technology A.G.	3,066	327,450
Rational A.G.	1,346	337,374
Wirecard A.G.	23,177	532,233
		2,345,476
INDIA — 1.7%
McLeod Russel India Ltd.	39,867	244,289

INDONESIA — 3.9%
Resource Alam Indonesia Tbk P.T.	661,409	205,610
Tower Bersama Infrastructure Tbk P.T.*	789,369	367,053
		572,663
IRELAND — 1.5%
Ryanair Holdings PLC* (a)	6,942	223,879

ITALY — 1.8%
MARR S.p.A.	27,064	260,318

JAPAN — 15.4%
Aichi Corp.	65,000	$282,355
Asics Corp.	12,900	174,061
Chiyoda Corp.	27,234	423,655
Ebara Corp.	93,000	389,685
Kansai Paint Co., Ltd.	31,000	343,606
SMC Corp.	1,650	265,979
Sysmex Corp.	7,820	376,270
		2,255,611
LUXEMBOURG — 2.1%
L'Occitane International S.A.	116,500	308,000

MALAYSIA — 1.9%
Top Glove Corp. Bhd	175,467	281,298

NETHERLANDS — 6.7%
Gemalto N.V.	5,761	506,747
Koninklijke Vopak N.V.	6,743	473,461
		980,208
POLAND — 1.6%
LPP S.A.	216	229,239

SOUTH KOREA — 2.0%
LG Household & Health Care Ltd.	522	298,239

SWITZERLAND — 10.0%
Acino Holding A.G.	2,764	323,275
Micronas Semiconductor Holding A.G.	31,798	314,768
Partners Group Holding A.G.	1,170	243,455
Tecan Group A.G.	3,769	273,708
Vetropack Holding A.G.	172	305,778
		1,460,984
TAIWAN — 3.0%
Hermes Microvision, Inc.	10,000	147,713
Taiwan Hon Chuan Enterprise Co., Ltd.	137,008	300,064
		447,777
UNITED KINGDOM — 13.8%
Amlin PLC	69,100	450,237
APR Energy PLC	15,141	204,278
Domino's Pizza Group PLC	24,137	206,965
InterContinental Hotels Group PLC (a)	11,852	311,115
Premier Oil PLC*	29,486	170,887
St. James's Place PLC	65,631	389,057
Telecity Group PLC	19,670	284,440
		2,016,979
UNITED STATES — 1.5%
NII Holdings, Inc.*	11,347	89,074

Power Integrations, Inc.	4,457	$135,626
		224,700
TOTAL COMMON STOCKS (Cost $11,979,308) — 99.1%		14,514,172

TOTAL INVESTMENTS (Cost $11,979,308) — 99.1%		14,514,172

Other assets less liabilities — 0.9%		136,824

TOTAL NET ASSETS — 100.0%		$14,650,996

(equivalent to $9.45 per share; unlimited shares of $1.00 par value capital shares authorized; 1,549,582 shares outstanding)

CR - Czech Republic
PLC - Public Limited Company
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.5%
AUSTRALIA — 0.5%
IOOF Holdings Ltd.	1,505	$8,961
Perseus Mining Ltd.*	2,168	6,395
Regis Resources Ltd.*	1,497	8,867
		24,223
BRAZIL — 1.4%
Cia de Bebidas das Americas (a)	1,918	73,402

CANADA — 2.5%
Canadian Pacific Railway Ltd. (b)	432	35,809
Enbridge, Inc. (b)	1,081	42,191
Imperial Oil Ltd. (b)	914	42,071
Talisman Energy, Inc. (b)	774	10,310
Tourmaline Oil Corp.*	107	3,340
		133,721
CHILE — 0.6%
Sociedad Quimica y Minera de Chile S.A. (a)	520	32,053

FINLAND — 1.3%
Sampo OYJ - A Shares	2,315	72,022

FRANCE — 5.3%
Air Liquide S.A. (a)	2,114	52,470
Cie Generale d'Optique Essilor International S.A. (a)	921	43,416
Dassault Systemes S.A.	638	67,032
LVMH Moet Hennessy Louis Vuitton S.A.	464	69,763
SEB S.A.	108	7,483
Technip S.A. (a)	1,583	44,039
		284,203
GERMANY — 5.8%
Adidas A.G. (a)	1,962	80,717
Bayer A.G. (a)	1,095	94,050
Fuchs Petrolub A.G.	243	14,520
NORMA Group A.G.	330	8,905
Pfeiffer Vacuum Technology A.G.	116	12,389
Rational A.G.	42	10,527
Volkswagen A.G. (a)	1,940	71,120
Wirecard A.G.	814	18,693
		310,921
IRELAND — 1.2%
Ryanair Holdings PLC* (a)	1,946	62,759

ITALY — 0.2%
MARR S.p.A.	1,185	11,398

JAPAN — 1.6%
Chiyoda Corp.	625	$9,722
FANUC Corp. (a)	2,330	62,281
Sysmex Corp.	300	14,435
		86,438
LUXEMBOURG — 0.2%
L'Occitane International S.A.	4,500	11,897

MEXICO — 2.3%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	12,026	67,970
Wal-Mart de Mexico S.A.B. de C.V. (a)	1,929	54,108
		122,078
NETHERLANDS — 2.0%
Core Laboratories N.V.	239	29,034
Gemalto N.V. (a)	1,124	49,332
Gemalto N.V.	145	12,754
Koninklijke Vopak N.V.	267	18,748
		109,868
NORWAY — 1.0%
Yara International ASA (a)	1,064	53,147

POLAND — 0.2%
LPP S.A.	11	11,674

SINGAPORE — 1.2%
United Overseas Bank Ltd. (a)	1,922	61,773

SPAIN — 1.3%
Banco Bilbao Vizcaya Argentaria S.A. (a)	8,820	68,355

SWEDEN — 1.0%
Getinge A.B. - B Shares	1,851	55,850

SWITZERLAND — 2.4%
Acino Holding A.G.	91	10,643
Partners Group Holding A.G.	36	7,491
Roche Holding A.G. (a)	860	40,411
SGS S.A.	34	69,844
		128,389
TAIWAN — 1.1%
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	10,950
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	3,207	50,735
		61,685
UNITED KINGDOM — 4.6%
Amlin PLC	1,451	9,455
BG Group PLC (a)	2,024	41,087
British American Tobacco PLC (a)	469	48,138
Mothercare PLC	2,354	8,277
Prudential PLC (a)	2,648	68,848

Standard Chartered PLC	3,066	$69,314
		245,119
UNITED STATES — 53.8%
ADTRAN, Inc.	549	9,487
AGCO Corp.*	400	18,992
Akorn, Inc.*	935	12,361
Allegheny Technologies, Inc.	250	7,975
Allergan, Inc.	626	57,329
Alliant Energy Corp.	550	23,865
American Capital Agency Corp. REIT	490	16,949
Anadarko Petroleum Corp.	575	40,204
Apple, Inc.	120	80,071
Arch Capital Group Ltd.*	600	25,008
Boeing Co.	829	57,715
Bruker Corp.*	946	12,383
Buckle, Inc.	258	11,721
Carnival Corp.	2,355	85,816
Carpenter Technology Corp.	123	6,435
Centene Corp.*	359	13,430
Chart Industries, Inc.*	130	9,601
Chevron Corp.	775	90,334
Coca-Cola Co.	1,855	70,360
Computer Programs & Systems, Inc.	244	13,554
Computer Sciences Corp.	625	20,131
Cracker Barrel Old Country Store, Inc.	213	14,294
Cree, Inc.*	581	14,833
Delek U.S. Holdings, Inc.	605	15,421
Discover Financial Services	2,046	81,288
Dollar General Corp.*	475	24,482
Dominion Resources, Inc.	1,334	70,622
E*TRADE Financial Corp.*	1,687	14,862
Eagle Materials, Inc.	675	31,226
Erickson Air-Crane, Inc.	924	6,754
Finisar Corp.*	746	10,668
General Electric Co.	5,131	116,525
Genesee & Wyoming, Inc. - Class A*	237	15,846
Google, Inc. - Class A*	135	101,857
Gulfport Energy Corp.*	447	13,973
Hartford Financial Services Group, Inc.	3,000	58,320
Hess Corp.	575	30,889
Hologic, Inc.*	1,175	23,782
Hormel Foods Corp.	875	25,585
J.C. Penney Co., Inc.	325	7,894
KeyCorp	7,550	65,987
Kirby Corp.*	223	12,327
Kodiak Oil & Gas Corp.* (b)	4,777	44,713
Kraft Foods, Inc. - Class A	2,100	86,835
Lam Research Corp.*	450	14,303
LSB Industries, Inc.*	199	8,730
Marsh & McLennan Cos., Inc.	2,093	71,015
Michael Kors Holdings Ltd.	325	17,284
Microsoft Corp.	2,689	80,078
Mid-America Apartment Communities, Inc. REIT	144	9,405
Monro Muffler Brake, Inc.	320	11,261

Monsanto Co.	835	$76,002
Pfizer, Inc.	2,919	72,537
Philip Morris International, Inc.	796	71,592
Pioneer Natural Resources Co.	559	58,360
Portfolio Recovery Associates, Inc.*	191	19,946
Power Integrations, Inc.	160	4,869
priceline.com, Inc.*	16	9,900
Questar Corp.	1,700	34,561
Ross Stores, Inc.	250	16,150
Royal Gold, Inc.	150	14,979
Salix Pharmaceuticals Ltd.*	274	11,601
Semtech Corp.*	581	14,612
Skyworks Solutions, Inc.*	475	11,193
Sotheby's	269	8,474
Summit Hotel Properties, Inc. REIT	1,181	10,086
T. Rowe Price Group, Inc.	250	15,825
Teradata Corp.*	250	18,853
Tesoro Corp.	500	20,950
Textron, Inc.	850	22,245
Triumph Group, Inc.	240	15,007
TRW Automotive Holdings Corp.*	1,325	57,916
U.S. Bancorp	3,241	111,166
Veeco Instruments, Inc.*	630	18,913
Verizon Communications, Inc.	2,030	92,507
Vertex Pharmaceuticals, Inc.*	425	23,779
Waddell & Reed Financial, Inc. - Class A	234	7,668
Walt Disney Co.	1,801	94,156
Watson Pharmaceuticals, Inc.*	1,392	118,543
WPX Energy, Inc.	2,650	43,963
		2,881,133
TOTAL COMMON STOCKS (Cost $4,460,339) — 91.5%		4,902,108

EXCHANGE-TRADED FUNDS — 7.7%
UNITED STATES — 7.7%
iShares MSCI ACWI ex U.S. Index Fund	5,069	200,023
iShares MSCI EAFE Index Fund ETF	2,013	106,689
Vanguard MSCI European ETF ETF	2,261	102,333
		409,045
TOTAL EXCHANGE-TRADED FUNDS (Cost $396,782) — 7.7%		409,045

TOTAL INVESTMENTS (Cost $4,857,121) — 99.2%		5,311,153

Other assets less liabilities — 0.8%		45,499

TOTAL NET ASSETS — 100.0%		$5,356,652

(equivalent to $9.86 per share; unlimited shares of $1.00 par value capital shares authorized; 543,063 shares outstanding)

ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.1%
CONSUMER DISCRETIONARY — 9.2%
Amazon.com, Inc.*	4,729	$1,202,679
Coach, Inc.	22,100	1,238,042
Dollar Tree, Inc.*	13,110	632,885
Lowe's Cos., Inc.	43,260	1,308,182
McDonald's Corp.	7,610	698,218
priceline.com, Inc.*	1,508	933,045
		6,013,051
CONSUMER STAPLES — 12.4%
Anheuser-Busch InBev N.V. (a)	9,907	851,110
Estee Lauder Cos., Inc. - Class A	20,900	1,286,813
JM Smucker Co.	13,510	1,166,318
Lorillard, Inc.	5,240	610,198
Mead Johnson Nutrition Co.	18,270	1,338,826
Philip Morris International, Inc.	19,210	1,727,748
Wal-Mart Stores, Inc.	15,120	1,115,856
		8,096,869
ENERGY — 14.0%
Anadarko Petroleum Corp.	19,050	1,331,976
Cameco Corp. (b)	68,350	1,329,407
Chevron Corp.	15,725	1,832,906
Concho Resources, Inc.*	11,500	1,089,625
EOG Resources, Inc.	11,924	1,336,084
Pioneer Natural Resources Co.	14,094	1,471,414
Southwestern Energy Co.*	21,470	746,727
		9,138,139
FINANCIALS — 14.2%
American Tower Corp. REIT	20,350	1,452,786
BlackRock, Inc.	4,600	820,180
CME Group, Inc.	24,900	1,426,770
Franklin Resources, Inc.	9,360	1,170,655
JPMorgan Chase & Co.	35,300	1,428,944
SLM Corp.	99,300	1,560,996
Wells Fargo & Co.	42,460	1,466,144
		9,326,475
HEALTH CARE — 13.3%
Allergan, Inc.	15,690	1,436,890
Express Scripts Holding Co.*	33,180	2,079,391
Intuitive Surgical, Inc.*	1,400	693,882
St. Jude Medical, Inc.	35,570	1,498,564
UnitedHealth Group, Inc.	20,900	1,158,069
Watson Pharmaceuticals, Inc.*	21,630	1,842,011
		8,708,807

INDUSTRIALS — 8.9%
Boeing Co.	12,060	$839,617
Danaher Corp.	26,700	1,472,505
General Electric Co.	72,290	1,641,706
Union Pacific Corp.	16,080	1,908,696
		5,862,524
INFORMATION TECHNOLOGY — 18.5%
Apple, Inc.	4,206	2,806,496
Citrix Systems, Inc.*	17,600	1,347,632
EMC Corp.*	51,390	1,401,405
Google, Inc. - Class A*	2,410	1,818,345
Microsoft Corp.	44,230	1,317,170
Oracle Corp.	56,280	1,772,257
QUALCOMM, Inc.	26,370	1,647,861
		12,111,166
TELECOMMUNICATION SERVICES — 4.9%
CenturyLink, Inc.	46,320	1,871,328
Verizon Communications, Inc.	29,830	1,359,353
		3,230,681
UTILITIES — 3.7%
Alliant Energy Corp.	32,480	1,409,307
Dominion Resources, Inc.	18,660	987,861
		2,397,168
TOTAL COMMON STOCKS (Cost $53,025,917) — 99.1%		64,884,880

TOTAL INVESTMENTS (Cost $53,025,917) — 99.1%		64,884,880

Other assets less liabilities — 0.9%		593,775

TOTAL NET ASSETS — 100.0%		$65,478,655

(equivalent to $13.94 per share; unlimited shares of $1.00 par value capital shares authorized; 4,697,633 shares outstanding)

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.5%
CONSUMER DISCRETIONARY — 16.6%
AutoZone, Inc.*	37,391	$13,822,331
CBS Corp. - Class B	221,257	8,038,267
Discovery Communications, Inc. - Class C*	166,325	9,320,853
Dollar General Corp.*	464,400	23,935,176
DR Horton, Inc.	299,725	6,186,324
Family Dollar Stores, Inc.	221,975	14,716,942
J.C. Penney Co., Inc.	265,375	6,445,959
Kohl's Corp.	204,375	10,468,087
Macy's, Inc.	459,946	17,303,169
Michael Kors Holdings Ltd. (a)	238,375	12,676,782
Nordstrom, Inc.	112,925	6,231,202
priceline.com, Inc.*	8,490	5,253,018
Ross Stores, Inc.	207,200	13,385,120
Tractor Supply Co.	52,425	5,184,308
TripAdvisor, Inc.	166,850	5,494,371
TRW Automotive Holdings Corp.*	1,103,513	48,234,553
Wynn Resorts Ltd.	128,700	14,857,128
		221,553,590
CONSUMER STAPLES — 2.7%
Dr. Pepper Snapple Group, Inc.	220,000	9,796,600
Hormel Foods Corp.	744,800	21,777,952
Monster Beverage Corp.*	84,385	4,570,291
		36,144,843
ENERGY — 14.2%
Atwood Oceanics, Inc.*	85,225	3,873,476
Cimarex Energy Co.	87,875	5,145,081
Concho Resources, Inc.*	35,991	3,410,147
Gulfport Energy Corp.*	272,175	8,508,191
Hess Corp.	576,125	30,949,435
HollyFrontier Corp.	201,275	8,306,619
Kodiak Oil & Gas Corp.* (a)	3,053,805	28,583,615
Marathon Petroleum Corp.	125,525	6,852,410
Oasis Petroleum, Inc.*	1,062,875	31,322,926
Pioneer Natural Resources Co.	39,654	4,139,878
Tesoro Corp.	357,275	14,969,822
WPX Energy, Inc.	2,633,700	43,693,083
		189,754,683
FINANCIALS — 23.0%
Affiliated Managers Group, Inc.*	13,370	1,644,510
American Capital Agency Corp. REIT	583,850	20,195,372
Arch Capital Group Ltd.* (a)	609,557	25,406,336
Axis Capital Holdings Ltd. (a)	528,975	18,471,807
CBOE Holdings, Inc.	195,750	5,758,965
CYS Investments, Inc. REIT	156,800	2,209,312
E*TRADE Financial Corp.*	1,617,106	14,246,704

Hartford Financial Services Group, Inc.	2,374,375	$46,157,850
Huntington Bancshares, Inc.	2,007,608	13,852,495
KeyCorp	7,290,425	63,718,314
Prosperity Bancshares, Inc.	551,280	23,495,554
Regions Financial Corp.	1,307,419	9,426,491
Reinsurance Group of America, Inc.	497,825	28,809,133
SVB Financial Group*	103,379	6,250,294
T. Rowe Price Group, Inc.	208,450	13,194,885
W.R. Berkley Corp.	357,478	13,401,850
		306,239,872
HEALTH CARE — 9.2%
DaVita, Inc.*	86,900	9,003,709
Hologic, Inc.*	1,260,500	25,512,520
Humana, Inc.	148,788	10,437,478
Mednax, Inc.*	306,850	22,844,982
St. Jude Medical, Inc.	444,161	18,712,503
Vertex Pharmaceuticals, Inc.*	402,450	22,517,078
Zimmer Holdings, Inc.	211,375	14,293,178
		123,321,448
INDUSTRIALS — 6.8%
AGCO Corp.*	363,825	17,274,411
Chart Industries, Inc.*	97,775	7,220,684
Jacobs Engineering Group, Inc.*	370,225	14,968,197
Quanta Services, Inc.*	261,700	6,463,990
Rockwell Automation, Inc.	130,350	9,065,842
Stanley Black & Decker, Inc.	78,300	5,970,375
Textron, Inc.	622,400	16,288,208
United Rentals, Inc.*	182,150	5,958,126
WESCO International, Inc.*	131,700	7,533,240
		90,743,073
INFORMATION TECHNOLOGY — 8.4%
Altera Corp.	353,450	12,011,998
ANSYS, Inc.*	95,150	6,984,010
Avnet, Inc.*	227,400	6,615,066
Computer Sciences Corp.	482,050	15,526,830
Cymer, Inc.*	122,825	6,271,445
Lam Research Corp.*	667,850	21,227,612
Linear Technology Corp.	481,900	15,348,515
Skyworks Solutions, Inc.*	474,575	11,183,360
Teradata Corp.*	215,075	16,218,806
		111,387,642
MATERIALS — 6.5%
Agnico-Eagle Mines Ltd. (a)	258,250	13,398,010
Allegheny Technologies, Inc.	274,464	8,755,402
Compass Minerals International, Inc.	106,250	7,925,187
Eagle Materials, Inc.	514,875	23,818,117
Louisiana-Pacific Corp.*	471,025	5,887,813
NewMarket Corp.	14,496	3,572,974
Royal Gold, Inc.	113,500	11,334,110
Silver Wheaton Corp. (a)	171,850	6,824,164

Westlake Chemical Corp.	72,800	$5,318,768
		86,834,545
UTILITIES — 5.1%
Alliant Energy Corp.	528,050	22,912,090
Questar Corp.	1,435,200	29,177,616
UGI Corp.	66,375	2,107,406
Vectren Corp.	71,250	2,037,750
Xcel Energy, Inc.	442,975	12,274,837
		68,509,699
TOTAL COMMON STOCKS (Cost $1,160,153,907) — 92.5%		1,234,489,395

SHORT-TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	25,000,000	25,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,000,000) — 1.9%		25,000,000

TOTAL INVESTMENTS (Cost $1,185,153,907) — 94.4%		1,259,489,395

Other assets less liabilities — 5.6%		74,966,019

TOTAL NET ASSETS — 100.0%		$1,334,455,414

(equivalent to $13.81 per share; unlimited shares of $1.00 par value capital shares authorized; 96,612,327 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)
	Shares	Value
COMMON STOCKS — 100.2%
CONSUMER DISCRETIONARY — 15.2%
Bebe Stores, Inc.	432,800	$2,077,440
Buckle, Inc.	90,025	4,089,836
Chico's FAS, Inc.	258,800	4,686,868
Cracker Barrel Old Country Store, Inc.	95,000	6,375,450
Jos. A. Bank Clothiers, Inc.*	70,700	3,427,536
Monro Muffler Brake, Inc.	143,400	5,046,246
Rent-A-Center, Inc.	29,700	1,041,876
Ryland Group, Inc.	27,700	831,000
Sotheby's	99,500	3,134,250
Steiner Leisure Ltd.* (a)	54,400	2,532,320
		33,242,822
CONSUMER STAPLES — 1.0%
Darling International, Inc.*	100,000	1,829,000
Natural Grocers by Vitamin Cottage, Inc.	19,200	428,544
		2,257,544
ENERGY — 5.8%
Approach Resources, Inc.*	34,500	1,039,485
Delek U.S. Holdings, Inc.	118,900	3,030,761
Gulfport Energy Corp.*	220,000	6,877,200
OYO Geospace Corp.*	14,780	1,809,220
		12,756,666
FINANCIALS — 12.0%
Cohen & Steers, Inc.	134,590	3,986,556
Home Properties, Inc. REIT	32,500	1,991,275
Mid-America Apartment Communities, Inc. REIT	62,500	4,081,875
National Financial Partners Corp.*	152,060	2,569,814
National Health Investors, Inc. REIT	62,600	3,220,144
Signature Bank*	44,800	3,005,184
Summit Hotel Properties, Inc. REIT	264,778	2,261,204
Waddell & Reed Financial, Inc. - Class A	157,500	5,161,275
		26,277,327
HEALTH CARE — 19.3%
Acorda Therapeutics, Inc.*	75,000	1,920,750
Akorn, Inc.*	258,400	3,416,048
Bio-Reference Labs, Inc.*	26,282	751,139
Bruker Corp.*	268,400	3,513,356
Centene Corp.*	64,300	2,405,463
Computer Programs & Systems, Inc.	45,800	2,544,190
Covance, Inc.*	83,600	3,903,284
Endo Health Solutions, Inc.*	75,600	2,398,032
Genomic Health, Inc.*	64,100	2,223,629
Globus Medical, Inc. - Class A*	58,200	1,049,346
ICU Medical, Inc.*	63,545	3,843,202
Merit Medical Systems, Inc.*	220,963	3,298,977

Salix Pharmaceuticals Ltd.*	99,600	$4,217,064
Sirona Dental Systems, Inc.*	44,400	2,529,024
Team Health Holdings, Inc.*	151,700	4,115,621
		42,129,125
INDUSTRIALS — 15.3%
Aegion Corp.*	139,800	2,678,568
Alaska Air Group, Inc.*	49,100	1,721,446
Celadon Group, Inc.	141,600	2,275,512
Chart Industries, Inc.*	47,800	3,530,030
Erickson Air-Crane, Inc.	164,100	1,199,571
Genesee & Wyoming, Inc. - Class A*	34,500	2,306,670
II-VI, Inc.*	139,500	2,653,290
Kirby Corp.*	37,800	2,089,584
Portfolio Recovery Associates, Inc.*	40,770	4,257,611
Teledyne Technologies, Inc.*	47,100	2,985,669
Triumph Group, Inc.	55,100	3,445,403
Twin Disc, Inc.	46,500	832,350
United Rentals, Inc.*	106,600	3,486,886
		33,462,590
INFORMATION TECHNOLOGY — 25.4%
ADTRAN, Inc.	85,400	1,475,712
Cree, Inc.*	30,700	783,771
Cymer, Inc.*	85,285	4,354,652
Daktronics, Inc.	109,600	1,042,296
Finisar Corp.*	176,600	2,525,380
Fusion-io, Inc.*	25,100	759,777
Hittite Microwave Corp.*	31,400	1,741,758
j2 Global, Inc.	101,400	3,327,948
Jack Henry & Associates, Inc.	139,400	5,283,260
LSI Corp.*	172,300	1,190,593
Netgear, Inc.*	90,800	3,463,112
Oclaro, Inc.*	455,500	1,229,850
Omnivision Technologies, Inc.*	130,600	1,822,523
Plantronics, Inc.	45,900	1,621,647
SciQuest, Inc.*	67,249	1,223,932
Semtech Corp.*	137,900	3,468,185
Skyworks Solutions, Inc.*	120,100	2,830,156
SPS Commerce, Inc.*	48,450	1,863,872
Stratasys, Inc.*	101,145	5,502,288
TIBCO Software, Inc.*	154,300	4,664,489
ValueClick, Inc.*	125,200	2,152,188
Veeco Instruments, Inc.*	89,300	2,680,786
Zynga, Inc. - Class A*	217,400	617,416
		55,625,591
MATERIALS — 6.2%
Balchem Corp.	53,000	1,946,690
Carpenter Technology Corp.	51,300	2,684,016
GSE Holding, Inc.*	148,000	1,161,800
Kraton Performance Polymers, Inc.*	82,300	2,148,030
LSB Industries, Inc.*	100,900	4,426,483

U.S. Silica Holdings, Inc.*	85,500	$1,159,380
		13,526,399
TOTAL COMMON STOCKS (Cost $178,893,634) — 100.2%		219,278,064

TOTAL INVESTMENTS (Cost $178,893,634) — 100.2%		219,278,064

Liabilities less other assets — (0.2)%		(491,221)

TOTAL NET ASSETS — 100.0%		$218,786,843

(equivalent to $16.62 per share; unlimited shares of $1.00 par value capital shares authorized; 13,161,386 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 6.0%
GSAA Trust Series 2006-S1, Class 1A1, 0.377%, 1/25/37(a)(b)	$174,742	$49,769
Nomura Asset Acceptance Corp. Series 2006-S1, Class A2, 0.527%, 1/25/36(a)(b)(c)	81,955	48,717
Residential Funding Mortgage Securities II Home Loan Trust
Series 2002-HS3, Class 1A6, 4.480%, 8/25/17(a)(b)	209,673	208,626
Series 2006-HI2, Class A3, 5.790%, 9/25/21(a)	203,055	209,226
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	43,285	43,161
Structured Asset Securities Corp. Series 2005-S6, Class A2, 0.797%, 11/25/35(a)(b)	73,697	71,133

TOTAL ASSET-BACKED SECURITIES (Cost $635,009) — 6.0%		630,632

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.534%, 4/15/40(a)(b)	180,000	191,412
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	235,000	249,861
Series 2004-C2, Class A4, 4.893%, 3/10/40(a)	290,000	304,977
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX, Class A1, 0.958%, 6/16/45(a)	293,526	295,324
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A4, 5.124%, 11/15/32(a)(b)	100,000	103,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,145,004) — 10.8%		1,145,069

CORPORATE BONDS — 60.4%
Ally Financial, Inc. 4.625%, 6/26/15	475,000	487,111
American International Group, Inc.
5.050%, 10/1/15(a)	225,000	246,514
3.800%, 3/22/17(a)	45,000	48,403
Anadarko Petroleum Corp. 5.950%, 9/15/16(a)	75,000	86,902
ArcelorMittal 9.250%, 2/15/15(a)	125,000	137,500
Bank of America Corp. 3.750%, 7/12/16	400,000	424,392
Barclays Bank PLC 5.200%, 7/10/14	300,000	320,230
Boston Scientific Corp. 4.500%, 1/15/15(a)	100,000	106,922
Citigroup, Inc. 4.450%, 1/10/17	400,000	439,351
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc. 4.750%, 10/1/14(a)	75,000	80,432
DISH DBS Corp. 7.750%, 5/31/15(a)	85,000	95,625
ERAC USA Finance, LLC 2.250%, 1/10/14(a)(c)	100,000	101,293

Ford Motor Credit Co., LLC 2.500%, 1/15/16	$475,000	$480,813
General Electric Capital Corp. 2.300%, 4/27/17	200,000	205,588
Goldman Sachs Group, Inc. 3.625%, 2/7/16	400,000	421,956
Hartford Financial Services Group, Inc. 7.300%, 11/1/15(a)	200,000	229,493
ING Bank N.V. 2.000%, 9/25/15(c)	100,000	100,149
JPMorgan Chase & Co. 3.150%, 7/5/16	400,000	423,076
Liberty Property LP 5.500%, 12/15/16(a)	75,000	83,877
Lloyds TSB Bank PLC 4.375%, 1/12/15(c)	300,000	317,697
MetLife, Inc. 1.756%, 12/15/17	100,000	100,792
Metropolitan Life Global Funding I 1.700%, 6/29/15(c)	50,000	51,000
Morgan Stanley 3.800%, 4/29/16	400,000	413,336
News America, Inc. 8.000%, 10/17/16	75,000	94,398
Qwest Corp. 7.500%, 10/1/14(a)	100,000	111,557
Royal Bank of Scotland PLC 3.950%, 9/21/15	300,000	318,568
Telecom Italia Capital S.A. 5.250%, 11/15/13(a)	135,000	139,219
Transocean, Inc. 5.050%, 12/15/16(a)	155,000	173,206
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	133,631	146,088

TOTAL CORPORATE BONDS (Cost $6,324,668) — 60.4%		6,385,488

MORTGAGE-BACKED SECURITIES — 18.7%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	31,606	31,810
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	78,504	80,840
Fannie Mae Pool
0.666%, 6/1/18(b)	620,000	622,827
0.636%, 7/1/18(b)	265,000	265,655
0.646%, 8/1/18(b)	294,433	301,009
Fannie Mae REMIC Series 2012-86, Class VH, 3.500%, 3/25/41	447,844	449,340
Fannie Mae-Aces Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	204,027	205,151
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	22,453	22,649

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,970,338) — 18.7%		1,979,281

U.S. GOVERNMENT AND AGENCIES — 3.1%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	$315,553	$321,075

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $320,271) — 3.1%		321,075

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary, 0.010%	24,215	24,215

TOTAL SHORT-TERM INVESTMENTS (Cost $24,215) — 0.2%		24,215

TOTAL INVESTMENTS (Cost $10,419,505) — 99.2%		10,485,760

Other assets less liabilities — 0.8%		83,622

TOTAL NET ASSETS — 100.0%		$10,569,382

(equivalent to $10.07 per share; unlimited shares of $1.00 par value capital shares authorized; 1,049,967 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 14.4%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$434,200	$408,376
GMAC Mortgage Corp. Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	58,363	49,756
GSAA Trust Series 2006-S1, Class 1A1, 0.377%, 1/25/37(a)(b)	1,713,067	487,906
Home Equity Mortgage Trust
Series 2006-1, Class A1B, 0.347%, 5/25/36(a)(b)	134,587	133,852
Series 2006-1, Class A2, 5.300%, 5/25/36(a)	1,675,000	1,202,226
Nomura Asset Acceptance Corp.
Series 2006-S1, Class A3, 0.437%, 1/25/36(a)(b)(c)	293,392	172,618
Series 2006-S1, Class A2, 0.527%, 1/25/36(a)(b)(c)	1,230,735	731,592
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	22,044	21,980
Series 2003-HS3, Class A2A, 0.497%, 8/25/33(a)(b)	17,214	14,563
Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(b)	1,009,552	887,042
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	686,305	326,355
Structured Asset Securities Corp.
Series 2005-S6, Class A2, 0.797%, 11/25/35(a)(b)	11,413	11,016
Series 2005-S7, Class A2, 0.517%, 12/25/35(a)(b)(c)	448,621	375,430
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	1,567,890	862,926

TOTAL ASSET-BACKED SECURITIES (Cost $4,909,901) — 14.4%		5,685,638

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4, 5.983%, 8/10/45(a)(b)	440,000	503,892

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $478,504) — 1.3%		503,892

CORPORATE BONDS — 28.2%
Ally Financial, Inc.
4.500%, 2/11/14	250,000	255,625
8.300%, 2/12/15	450,000	498,375
5.500%, 2/15/17	200,000	209,057
6.250%, 12/1/17	220,000	237,949
7.500%, 9/15/20	1,400,000	1,606,500
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	573,101	597,458
American International Group, Inc. 6.400%, 12/15/20(a)	1,000,000	1,218,092
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	429,365	474,449
Ford Motor Credit Co., LLC
2.500%, 1/15/16	700,000	708,566
4.250%, 9/20/22	400,000	409,904
Hartford Financial Services Group, Inc. 6.000%, 1/15/19(a)	270,000	306,344
Hertz Corp. 6.750%, 4/15/19(a)	125,000	131,875
Ipalco Enterprises, Inc. 5.000%, 5/1/18(a)	841,000	880,947

Liberty Mutual Group, Inc. 5.000%, 6/1/21(a)(c)	$235,000	$248,397
Lloyds TSB Bank PLC 6.500%, 9/14/20(c)(d)	300,000	316,020
Nationwide Financial Services, Inc 5.375%, 3/25/21(a)(c)	300,000	317,527
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	544,300	597,369
Royal Bank of Scotland PLC 3.950%, 9/21/15(d)	745,000	791,111
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24(a)	565,943	601,314
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26(a)	210,000	222,075
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24(a)	458,642	479,280

TOTAL CORPORATE BONDS (Cost $10,428,788) — 28.2%		11,108,234

SHORT-TERM INVESTMENTS — 54.1%
UMB Money Market Fiduciary, 0.010%	21,319,687	21,319,687

TOTAL SHORT-TERM INVESTMENTS (Cost $21,319,687) — 54.1%		21,319,687

TOTAL INVESTMENTS (Cost $37,136,880) — 98.0%		38,617,451

Other assets less liabilities — 2.0%		771,885

TOTAL NET ASSETS — 100.0%		$39,389,336

(equivalent to $11.82 per share; unlimited shares of $1.00 par value capital shares authorized; 3,333,661 shares outstanding)

LLC - Limited Liability Company
PLC - Public Limited Company
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

FUTURES CONTRACTS

Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)

U.S. 30 Year Treasury Bond	December 2012	(88)	$(12,962,835)	$(13,145,000)	$(182,165)

TOTAL FUTURES CONTRACTS			$(12,962,835)	$(13,145,000)	$(182,165)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/Sell(e) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Unrealized Appreciation (Depreciation)

JP Morgan	CDX North America High
	Yield Index Series 19	Sell	B2/B	Receive	5.00%	12/20/2017	$2,900,000	$10,286

TOTAL SWAP CONTRACTS							$2,900,000	$10,286

(e) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 10.8%
Ally Master Owner Trust Series 2011-1, Class A1, 1.091%, 1/15/16(a)(b)	$1,245,000	$1,253,654
American Express Credit Account Master Trust Series 2010-1, Class A, 0.471%, 11/16/15(a)(b)	420,000	420,527
Bank of America Auto Trust Series 2012-1, Class A2, 0.590%, 11/17/14(a)	970,000	971,280
Chase Issuance Trust
Series 2005-A11, Class A, 0.291%, 12/15/14(a)(b)	1,460,000	1,460,048
Series 2011-A3, Class A3, 0.341%, 12/15/15(a)(b)	765,000	766,051
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5, 2.250%, 12/23/14(a)	2,055,000	2,064,348
Discover Card Master Trust Series 2007-A2, Class A2, 0.729%, 6/15/15(a)(b)	1,845,000	1,846,229
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	1,528,320	1,529,863
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	860,000	861,007
GE Capital Credit Card Master Note Trust Series 2010-3, Class A, 2.210%, 6/15/16(a)	770,000	779,677
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 3/25/14(a)(c)	910,000	919,479
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	1,705,000	1,748,166
Honda Auto Receivables Owner Trust
Series 2010-3, Class A3, 0.700%, 4/21/14(a)	254,386	254,704
Series 2012-1, Class A2, 0.570%, 8/15/14(a)	875,000	876,417
Huntington Auto Trust Series 2012-1, Class A2, 0.540%, 11/17/14(a)	1,240,000	1,240,997
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	1,790,000	1,793,251
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	264,681	265,587
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A2, 0.331%, 11/15/13(a)(b)	356,309	356,333
Series 2012-1, Class A2, 0.370%, 3/15/15(a)	1,390,000	1,390,267
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	385,225	397,496
SLM Student Loan Trust Series 2007-1, Class A3, 0.481%, 7/25/18(a)(b)	290,591	290,515
USAA Auto Owner Trust
Series 2010-1, Class A3, 1.300%, 6/16/14(a)	106,655	106,737
Series 2012-1, Class A2, 0.380%, 6/15/15(a)	750,000	750,220

TOTAL ASSET-BACKED SECURITIES (Cost $22,287,469) — 10.8%		22,342,853

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	860,000	987,372
Series 2007-5, Class A4, 5.492%, 2/10/51(a)	520,000	607,346
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1, Class A2, 4.648%, 3/11/13(a)	448,611	451,096
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 5/11/39(b)	516,294	532,315
CFCRE Commercial Mortgage Trust Series 2011-C1, Class A1, 1.871%, 4/15/44(a)(c)	612,862	624,652
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.534%, 4/15/40(a)(b)	390,000	414,727

Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5, Class A2, 4.940%, 12/15/35(a)	$66,719	$66,721
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(c)	1,530,000	1,533,466
GE Capital Commercial Mortgage Corp.
Series 2003-C2, Class A4, 5.145%, 7/10/37(a)	340,967	347,255
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	230,000	244,545
GMAC Commercial Mortgage Securities, Inc. Trust Series 2002-C3, Class A2, 4.930%, 7/10/39(a)	279,661	279,813
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	245,000	258,683
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	359,674
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1, 1.103%, 3/6/20(b)(c)	889,636	889,303
Series 2007-GG10, Class A4, 5.983%, 8/10/45(a)(b)	2,880,000	3,298,205
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-CBX, Class A1, 0.958%, 6/16/45(a)	923,186	928,841
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	910,000	910,569
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.983%, 8/15/45(b)(c)	850,000	998,465
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,190,000	1,187,862

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,603,740) — 7.2%		14,920,910

CORPORATE BONDS — 29.5%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	757,820	790,027
American International Group, Inc.
4.250%, 9/15/14(a)	335,000	353,766
5.050%, 10/1/15(a)	845,000	925,796
3.800%, 3/22/17(a)	835,000	898,136
6.400%, 12/15/20(a)	535,000	651,679
4.875%, 6/1/22(a)	1,615,000	1,820,036
AT&T, Inc. 1.700%, 6/1/17(a)	880,000	906,275
Bank of America Corp.
4.500%, 4/1/15	2,695,000	2,886,873
5.700%, 1/24/22	750,000	880,921
Barclays Bank PLC
5.200%, 7/10/14(d)	1,005,000	1,072,772
2.750%, 2/23/15(d)	980,000	1,011,201
3.900%, 4/7/15(d)	570,000	604,488
British Telecommunications PLC 2.000%, 6/22/15(a)(d)	740,000	760,847
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	468,428	507,687
Citigroup, Inc.
4.587%, 12/15/15	2,290,000	2,484,712
4.500%, 1/14/22	800,000	878,386
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23(a)	1,632,484	1,820,220
Credit Suisse 2.200%, 1/14/14(d)	565,000	574,400
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	1,312,936	1,450,794
Delta Air Lines 2011-1 Class A Pass-Through Trust 5.300%, 10/15/20(a)	898,332	974,690
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20(a)	1,690,000	1,757,600

Deutsche Bank A.G. 4.875%, 5/20/13(d)	$385,000	$395,347
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(a)(c)(d)	1,350,000	1,380,816
Entergy Arkansas, Inc. 5.000%, 7/1/18(a)	315,000	314,277
Entergy Texas, Inc. 3.600%, 6/1/15(a)	1,005,000	1,047,568
Farmers Insurance Exchange 6.000%, 8/1/14(c)	315,000	334,332
Ford Motor Credit Co., LLC 4.207%, 4/15/16	2,090,000	2,214,861
General Electric Capital Corp. 1.625%, 7/2/15	1,240,000	1,261,689
Goldman Sachs Group, Inc.
6.000%, 5/1/14	3,060,000	3,284,846
5.750%, 1/24/22	850,000	979,095
Hartford Financial Services Group, Inc.
5.500%, 10/15/16(a)	610,000	677,019
5.375%, 3/15/17(a)	580,000	646,904
6.000%, 1/15/19(a)	1,475,000	1,673,544
ING Bank N.V. 3.750%, 3/7/17(c)(d)	1,445,000	1,522,604
JPMorgan Chase & Co.
3.700%, 1/20/15	2,130,000	2,255,860
3.250%, 9/23/22	765,000	775,629
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	66,428	66,890
Liberty Mutual Group, Inc. 5.000%, 6/1/21(a)(c)	1,920,000	2,029,455
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	2,575,000	2,626,515
2.500%, 9/29/15(c)	120,000	124,897
Morgan Stanley 4.200%, 11/20/14	1,420,000	1,476,053
Nationwide Financial Services, Inc 5.375%, 3/25/21(a)(c)	1,490,000	1,577,049
New York Life Global Funding 1.850%, 12/13/13(c)	1,380,000	1,400,661
Northern Trust Corp. 3.375%, 8/23/21	150,000	161,804
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	715,237	784,972
Pricoa Global Funding I 5.450%, 6/11/14(c)	145,000	155,675
Principal Life Global Funding II 1.080%, 7/9/14(b)(c)	245,000	244,901
Prudential Holdings, LLC
7.245%, 12/18/23(a)(c)	75,000	93,390
8.695%, 12/18/23(a)(c)	1,370,000	1,725,625
Prudential Insurance Co. of America 8.300%, 7/1/25(c)	530,000	721,362
Royal Bank of Scotland Group PLC 2.550%, 9/18/15(d)	2,070,000	2,094,906
Simon Property Group LP 2.150%, 9/15/17(a)	1,120,000	1,157,465
UBS A.G. 5.875%, 12/20/17(d)	475,000	562,275
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	259,961	291,931

Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29(a)	$835,470	$951,408
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30(a)	234,511	271,399

TOTAL CORPORATE BONDS (Cost $59,082,354) — 29.5%		61,294,330

MORTGAGE-BACKED SECURITIES — 13.0%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	503,732	518,727
Fannie Mae Pool
4.457%, 8/1/13	12,606	12,604
0.666%, 6/1/18(b)	1,310,000	1,315,972
0.636%, 7/1/18(b)	535,000	536,321
0.646%, 8/1/18(b)	1,997,235	2,041,845
3.330%, 7/1/20	1,032,081	1,136,416
3.330%, 10/1/20	1,297,808	1,428,322
0.716%, 11/1/20(b)	6,940,000	6,977,386
3.230%, 11/1/20	1,392,378	1,523,773
4.000%, 4/1/24	1,081,143	1,157,064
4.000%, 11/1/25	36,703	39,280
2.500%, 3/1/26	537,850	565,920
5.970%, 1/1/40	194,581	229,257
5.970%, 1/1/40	165,394	194,868
5.100%, 12/1/40	308,618	352,875
Fannie Mae REMIC
Series 2008-76, Class GF, 0.867%, 9/25/23(b)	642,531	650,292
Series 2010-46, Class A, 4.000%, 5/25/24	197,791	200,819
Fannie Mae-Aces
Series 2011-M6, Class A1, 1.951%, 6/25/21	485,046	501,976
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,296,320
Series 2012-M6, Class AFL, 0.717%, 6/25/22(b)	2,743,989	2,778,868
Freddie Mac REMIC
Series 3609, Class LA, 4.000%, 12/15/24(a)	805,073	853,081
Series 3873, Class DG, 3.000%, 7/15/27(a)	386,464	394,236
Series 3688, Class JA, 3.500%, 1/15/30(a)	1,037,400	1,077,363
Ginnie Mae I Pool
6.000%, 3/15/13	22	22
6.000%, 6/15/13	526	537
Ginnie Mae II Pool 7.000%, 7/20/16	9,036	9,781
Ginnie Mae Project 4 2.140%, 10/1/22	1,240,000	1,286,500
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	11,654	11,756

TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,306,250) — 13.0%		27,092,181

U.S. GOVERNMENT AND AGENCIES — 34.0%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.578%, 12/7/20(a)(b)	1,253,184	1,257,370
United States Treasury Bond 2.750%, 8/15/42	6,150,000	6,048,144
United States Treasury Note
0.125%, 8/31/13	22,485,000	22,474,455
0.125%, 9/30/13	15,510,000	15,499,701
0.250%, 8/31/14	25,495,000	25,499,971

1.625%, 8/15/22	$35,000	$34,962

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $70,530,700) — 34.0%		70,814,603

SHORT-TERM INVESTMENTS — 8.7%
UMB Money Market Fiduciary, 0.010%	18,186,853	18,186,853

TOTAL SHORT-TERM INVESTMENTS (Cost $18,186,853) — 8.7%		18,186,853

TOTAL INVESTMENTS (Cost $210,997,366) — 103.2%		214,651,730

Liabilities less other assets — (3.2)%		(6,596,968)

TOTAL NET ASSETS — 100.0%		$208,054,762

(equivalent to $11.81 per share; unlimited shares of $1.00 par value capital shares authorized; 17,338,381 shares outstanding for Institutional Class; equivalent to $11.81 per share; unlimited shares of $1.00 par value capital shares authorized; 280,116 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — 13.9%
Ally Master Owner Trust Series 2011-1, Class A1, 1.091%, 1/15/16(a)(b)	$3,645,000	$3,670,336
American Express Credit Account Master Trust Series 2010-1, Class A, 0.471%, 11/16/15(a)(b)	1,145,000	1,146,437
Bank of America Auto Trust Series 2012-1, Class A2, 0.590%, 11/17/14(a)	2,825,000	2,828,729
Chase Issuance Trust
Series 2005-A11, Class A, 0.291%, 12/15/14(a)(b)	4,190,000	4,190,138
Series 2011-A3, Class A3, 0.341%, 12/15/15(a)(b)	2,220,000	2,223,050
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5, 2.250%, 12/23/14(a)	5,165,000	5,188,496
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	2,472,657	2,325,595
Discover Card Master Trust Series 2007-A2, Class A2, 0.729%, 6/15/15(a)(b)	4,560,000	4,563,037
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	4,495,930	4,500,471
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	2,230,000	2,232,611
GE Capital Credit Card Master Note Trust Series 2010-3, Class A, 2.210%, 6/15/16(a)	2,145,000	2,171,956
GMAC Mortgage Corp. Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	1,204,395	1,026,789
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 3/25/14(a)(c)	1,825,000	1,844,011
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	4,555,000	4,670,319
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.300%, 5/25/36(a)	1,744,980	1,252,454
Honda Auto Receivables Owner Trust
Series 2010-3, Class A3, 0.700%, 4/21/14(a)	600,836	601,587
Series 2012-1, Class A2, 0.570%, 8/15/14(a)	2,400,000	2,403,886
Huntington Auto Trust Series 2012-1, Class A2, 0.540%, 11/17/14(a)	3,555,000	3,557,858
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	4,680,000	4,688,499
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	600,150	602,204
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A2, 0.331%, 11/15/13(a)(b)	1,051,044	1,051,113
Series 2012-1, Class A2, 0.370%, 3/15/15(a)	3,545,000	3,545,681
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	805,470	831,129
Nomura Asset Acceptance Corp. Series 2006-S1, Class A2, 0.527%, 1/25/36(a)(b)(c)	500,207	297,340
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	113,825	113,498
Series 2003-HS3, Class A2A, 0.497%, 8/25/33(a)(b)	270,326	228,690
Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(b)	1,172,382	1,030,113
Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)(b)	1,167,451	763,597
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	915,074	435,140
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	355,909
SACO I, Inc. Series 2006-9, Class A1, 0.517%, 8/25/36(a)(b)	722,138	441,231
SLM Student Loan Trust Series 2007-1, Class A3, 0.481%, 7/25/18(a)(b)	784,809	784,603
Structured Asset Securities Corp.
Series 2005-S6, Class A2, 0.797%, 11/25/35(a)(b)	223,701	215,916
Series 2005-S7, Class A2, 0.517%, 12/25/35(a)(b)(c)	461,258	386,005

Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	$1,881,468	$1,035,511
USAA Auto Owner Trust
Series 2010-1, Class A3, 1.300%, 6/16/14(a)	261,761	261,962
Series 2012-1, Class A2, 0.380%, 6/15/15(a)	1,920,000	1,920,563

TOTAL ASSET-BACKED SECURITIES (Cost $68,179,676) — 13.9%		69,386,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,670,000	3,065,446
Series 2007-5, Class A4, 5.492%, 2/10/51(a)	1,570,000	1,833,718
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1, Class A2, 4.648%, 3/11/13(a)	892,735	897,682
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 5/11/39(b)	1,758,323	1,812,885
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.534%, 4/15/40(a)(b)	1,065,000	1,132,523
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5, Class A2, 4.940%, 12/15/35(a)	59,237	59,238
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(c)	3,810,000	3,818,632
GE Capital Commercial Mortgage Corp.
Series 2003-C2, Class A4, 5.145%, 7/10/37(a)	976,194	994,197
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	625,000	664,524
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	665,000	702,139
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	850,000	970,549
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1, 1.103%, 3/6/20(b)(c)	2,229,883	2,229,047
Series 2007-GG10, Class A4, 5.983%, 8/10/45(a)(b)	7,700,000	8,818,117
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-CBX, Class A1, 0.958%, 6/16/45(a)	2,542,312	2,557,884
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	2,210,000	2,211,381
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	3,180,000	3,174,286

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,237,823) — 7.0%		34,942,248

CORPORATE BONDS — 33.3%
Ally Financial, Inc.
4.500%, 2/11/14	1,895,000	1,937,637
5.500%, 2/15/17	2,575,000	2,691,604
7.500%, 9/15/20	2,685,000	3,081,037
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	1,937,177	2,019,507
American International Group, Inc.
4.250%, 5/15/13(a)	2,020,000	2,060,865
4.250%, 9/15/14(a)	920,000	971,537
5.050%, 10/1/15(a)	1,920,000	2,103,585
3.800%, 3/22/17(a)	2,165,000	2,328,700
6.400%, 12/15/20(a)	1,450,000	1,766,233
4.875%, 6/1/22(a)	4,125,000	4,648,698
AT&T, Inc. 1.700%, 6/1/17(a)	2,395,000	2,466,510
Bank of America Corp.
4.500%, 4/1/15	6,660,000	7,134,165
5.700%, 1/24/22	1,950,000	2,290,394
Barclays Bank PLC
5.200%, 7/10/14(d)	2,706,000	2,888,479
2.750%, 2/23/15(d)	2,685,000	2,770,485
3.900%, 4/7/15(d)	1,600,000	1,696,810

6.050%, 12/4/17(c)(d)	$635,000	$683,303
BellSouth Telecommunications, Inc. 7.000%, 12/1/95	1,020,000	1,279,947
British Telecommunications PLC 2.000%, 6/22/15(a)(d)	2,070,000	2,128,314
Citigroup, Inc.
4.587%, 12/15/15	5,910,000	6,412,510
4.500%, 1/14/22	1,925,000	2,113,615
Credit Suisse 2.200%, 1/14/14(d)	1,620,000	1,646,952
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	3,349,760	3,701,485
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20(a)	865,000	899,600
Deutsche Bank A.G. 4.875%, 5/20/13(d)	1,105,000	1,134,697
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(a)(c)(d)	3,875,000	3,963,455
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,735,000	2,858,335
2.750%, 5/15/15	3,355,000	3,421,553
4.207%, 4/15/16	2,630,000	2,787,121
3.984%, 6/15/16	1,770,000	1,865,587
4.250%, 2/3/17	2,380,000	2,529,452
5.000%, 5/15/18	3,530,000	3,853,782
General Electric Capital Corp. 1.625%, 7/2/15	3,420,000	3,479,819
Goldman Sachs Group, Inc.
6.000%, 5/1/14	7,625,000	8,185,277
5.750%, 1/24/22	2,060,000	2,372,865
Hartford Financial Services Group, Inc.
5.500%, 10/15/16(a)	1,425,000	1,581,560
5.375%, 3/15/17(a)	1,690,000	1,884,945
6.000%, 1/15/19(a)	3,145,000	3,568,336
ING Bank N.V. 3.750%, 3/7/17(c)(d)	4,165,000	4,388,681
JPMorgan Chase & Co.
3.700%, 1/20/15	5,310,000	5,623,763
3.250%, 9/23/22	1,855,000	1,880,773
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	194,903	196,259
Liberty Mutual Group, Inc.
6.700%, 8/15/16(a)(c)	705,000	803,345
5.000%, 6/1/21(a)(c)	4,190,000	4,428,864
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	6,980,000	7,119,642
2.500%, 9/29/15(c)	740,000	770,201
Morgan Stanley 4.200%, 11/20/14	3,555,000	3,695,330
Nationwide Financial Services, Inc 5.375%, 3/25/21(a)(c)	3,995,000	4,228,396
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	1,817,331	1,994,521
Principal Life Global Funding II 1.080%, 7/9/14(b)(c)	635,000	634,743
Prudential Holdings, LLC
7.245%, 12/18/23(a)(c)	1,115,000	1,388,398
8.695%, 12/18/23(a)(c)	750,000	944,685
Prudential Insurance Co. of America 8.300%, 7/1/25(c)	1,355,000	1,844,236
Royal Bank of Scotland Group PLC 2.550%, 9/18/15(d)	5,300,000	5,363,770

Simon Property Group LP 2.150%, 9/15/17(a)	$3,215,000	$3,322,545
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24(a)	2,338,607	2,484,770
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25(a)	1,220,080	1,329,888
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26(a)	1,920,000	2,030,400
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24(a)	3,441,708	3,596,585
UBS A.G. 5.875%, 12/20/17(d)	1,855,000	2,195,832

TOTAL CORPORATE BONDS (Cost $158,029,246) — 33.3%		165,474,383

MORTGAGE-BACKED SECURITIES — 12.8%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	64,476	64,893
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	952,512	980,865
Fannie Mae Pool
0.666%, 6/1/18(b)	3,510,000	3,526,002
0.636%, 7/1/18(b)	1,445,000	1,448,569
0.646%, 8/1/18(b)	5,348,860	5,468,332
3.330%, 7/1/20	2,162,456	2,381,063
3.330%, 10/1/20	3,280,976	3,610,927
0.716%, 11/1/20(b)	18,750,000	18,851,006
3.230%, 11/1/20	3,517,330	3,849,253
4.000%, 4/1/24	3,175,027	3,397,987
4.000%, 11/1/25	112,974	120,907
2.500%, 3/1/26	1,263,521	1,329,462
5.970%, 1/1/40	710,221	836,787
5.970%, 1/1/40	549,692	647,650
5.100%, 12/1/40	484,971	554,518
Fannie Mae REMIC Series 2010-46, Class A, 4.000%, 5/25/24	537,424	545,651
Fannie Mae-Aces Series 2012-M6, Class AFL, 0.717%, 6/25/22(b)	7,453,672	7,548,416
Freddie Mac REMIC
Series 3609, Class LA, 4.000%, 12/15/24(a)	3,743,016	3,966,223
Series 3873, Class DG, 3.000%, 7/15/27(a)	1,004,117	1,024,309
Ginnie Mae Project 4 2.140%, 10/1/22	3,160,000	3,278,500
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	44,108	44,495

TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,467,010) — 12.8%		63,475,815

U.S. GOVERNMENT AND AGENCIES — 28.4%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.578%, 12/7/20(a)(b)	3,691,328	3,703,657
United States Treasury Bond 2.750%, 8/15/42	15,585,000	15,326,881
United States Treasury Note
0.125%, 8/31/13	41,000,000	40,980,771
0.125%, 9/30/13	42,430,000	42,401,827
0.250%, 8/31/14	38,490,000	38,497,506

1.625%, 8/15/22	$580,000	$579,365

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $140,780,210) — 28.4%		141,490,007

SHORT-TERM INVESTMENTS — 5.3%
UMB Money Market Fiduciary, 0.010%	26,405,787	26,405,787

TOTAL SHORT-TERM INVESTMENTS (Cost $26,405,787) — 5.3%		26,405,787

TOTAL INVESTMENTS (Cost $489,099,752) — 100.7%		501,174,704

Liabilities less other assets — (0.7)%		(3,551,670)

TOTAL NET ASSETS — 100.0%		$497,623,034

(equivalent to $33.87 per share; unlimited shares of $1.00 par value capital shares authorized; 13,701,820 shares outstanding for Institutional Class; equivalent to $33.87 per share; unlimited shares of $1.00 par value capital shares authorized; 988,795 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/Sell(e) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(f)	Unrealized Appreciation (Depreciation)

JP Morgan	CDX North America High
	Yield Index Series 19	Sell	B2/B	Receive	5.00%	12/20/2017	$12,100,000	$61,404

TOTAL SWAP CONTRACTS							$12,100,000	$61,404

(e) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout International Discovery Fund (“International Discovery” or “International Discovery Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Stock Fund (“Stock” or “Stock Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”) and Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 31, 2006, the International Fund was known as the UMB Scout WorldWide Fund. Prior to July 1, 2009, the Trust was known as UMB Scout Funds. Prior to March 11, 2011, the Core Bond Fund was known as the Scout Bond Fund. After the close of business on April 21, 2011, the Frontegra Columbus Core Fund series of Frontegra Funds Trust, Inc. was reorganized into the Core Bond Fund. Also after the close of business on April 21, 2011, the Frontegra Columbus Core Plus Fund series of Frontegra Funds Trust, Inc. was reorganized into the Core Plus Bond Fund which is the successor to the Frontegra Columbus Core Plus Fund. The Core Plus Bond Fund was created for purposes of the reorganization and was not operational until the reorganization transaction was completed. After the close of business on September 30, 2011, the Scout TrendStar Small Cap Fund was reorganized into the Small Cap Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Global Equity	Long-term growth of capital
Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, are valued by an independent pricing service. If a security purchased on behalf of a Fund is not priced by an independent pricing service, Scout Investments, Inc. (the “Advisor”) shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees of the Trust (the “Board”).  Options are valued at the mean between the current bid and asked prices.  Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded.  Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security.  In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board.  Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates.  Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded.  Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day.  Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board.  If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Funds’ assets:

International:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,036,170,678	$-	$-	$1,036,170,678
Consumer Staples	962,373,454	-	-	962,373,454
Energy	735,290,084	-	-	735,290,084
Financials	1,513,960,491	-	-	1,513,960,491
Health Care	864,682,446	-	-	864,682,446
Industrials	916,749,932	-	-	916,749,932
Information Technology	567,750,352	-	-	567,750,352
Materials	662,159,936	-	-	662,159,936
Telecommunication Services	427,354,143	-	-	427,354,143
Utilities	37,176,066	-	-	37,176,066
Short-Term Investments	368,100,000	-	-	368,100,000
Total	$8,091,767,582	$-	$-	$8,091,767,582

International Discovery:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,426,856	$-	$-	$1,426,856
Consumer Staples	1,093,199	-	-	1,093,199
Energy	970,802	-	-	970,802
Financials	1,214,704	-	-	1,214,704
Health Care	1,580,111	-	-	1,580,111
Industrials	3,217,499	-	-	3,217,499
Information Technology	2,301,042	-	-	2,301,042
Materials	2,049,554	-	-	2,049,554
Telecommunication Services	456,127	-	-	456,127
Utilities	204,278	-	-	204,278
Total	$14,514,172	$-	$-	$14,514,172

Global Equity:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$620,279	$-	$-	$620,279
Consumer Staples	441,418	-	-	441,418
Energy	570,879	-	-	570,879
Financials	921,768	-	-	921,768
Health Care	618,104	-	-	618,104
Industrials	585,942	-	-	585,942
Information Technology	598,414	-	-	598,414
Materials	323,749	-	-	323,749
Telecommunication Services	92,507	-	-	92,507
Utilities	129,048	-	-	129,048
Exchange-Traded Funds	409,045	-	-	409,045
Total	$5,311,153	$-	$-	$5,311,153

Stock:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$64,884,880	$-	$-	$64,884,880
Total	$64,884,880	$-	$-	$64,884,880

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,234,489,395	$-	$-	$1,234,489,395
Short-Term Investments	25,000,000	-	-	25,000,000
Total	$1,259,489,395	$-	$-	$1,259,489,395

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$219,278,064	$-	$-	$219,278,064
Total	$219,278,064	$-	$-	$219,278,064

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$630,632	$-	$630,632
Commercial Mortgage-Backed Securities	-	1,145,069	-	1,145,069
Corporate Debt	-	6,385,488	-	6,385,488
Mortgage-Backed Securities	-	1,979,281	-	1,979,281
U.S. Government and Agencies	-	321,075	-	321,075
Short-Term Investments	24,215	-	-	24,215
Total Investments	$24,215	$10,461,545	$-	$10,485,760

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$5,685,638	$-	$5,685,638
Commercial Mortgage-Backed Securities	-	503,892	-	503,892
Corporate Debt	-	11,108,234	-	11,108,234
Short-Term Investments	21,319,687	-	-	21,319,687
Total Investments	$21,319,687	$17,297,764	$-	$38,617,451
Other Financial Instruments(b)
Swap Contracts	$-	$10,286	$-	$10,286
Total Other Financial Instruments	$-	$10,286	$-	$10,286
Total Assets	$21,319,687	$17,308,050	$-	$38,627,737

Liabilities
Other Financial Instruments(b)
Futures Contracts	$182,165	$-	$-	$182,165
Total Liabilities	$182,165	$-	$-	$182,165

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$22,342,853	$-	$22,342,853
Commercial Mortgage-Backed Securities	-	14,920,910	-	14,920,910
Corporate Debt	-	61,294,330	-	61,294,330
Mortgage-Backed Securities	-	27,092,181	-	27,092,181
U.S. Government and Agencies	-	70,814,603	-	70,814,603
Short-Term Investments	18,186,853	-	-	18,186,853
Total Investments	$18,186,853	$196,464,877	$-	$214,651,730

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$69,386,464	$-	$69,386,464
Commercial Mortgage-Backed Securities	-	34,942,248	-	34,942,248
Corporate Debt	-	165,474,383	-	165,474,383
Mortgage-Backed Securities	-	63,475,815	-	63,475,815
U.S. Government and Agencies	-	141,490,007	-	141,490,007
Short-Term Investments	26,405,787	-	-	26,405,787
Total Investments	$26,405,787	$474,768,917	$-	$501,174,704
Other Financial Instruments(b)
Swap Contracts	$-	$61,404	$-	$61,404

(a) For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.
(b) Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 3 investments during the period ended September 30, 2012.  It is the Funds' policy to recognize transfers between Levels at the end of the period.  The the International, International Discovery and Global Equity Funds held Level 2 securities at June 30, 2012 due to the Funds performing a fair value adjustment.  A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.  As of September 30, 2012, the International, International Discovery and Global Equity Funds did not perform this fair value adjustment, therefore all securities in these Funds were priced using Level 1 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2012 to September 30, 2012, represented by recognizing the September 30, 2012 market value of securities previously classified as Level 2 as of June 30, 2012 that transferred hierarchies to Level 1 as of September 30, 2012:

		International
	International	Discovery	Global Equity
Transfers into Level 1	$2,533,168,808	$10,887,045	$555,185
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$2,533,168,808	$10,887,045	$555,185

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(2,533,168,808)	(10,887,045)	(555,185)
Net transfers in (out) of Level 2	$(2,533,168,808)	$(10,887,045)	$(555,185)

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on September 28, 2012.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes – At September 30, 2012, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

		GROSS	GROSS	NET
	COST OF	UNREALIZED	UNREALIZED	UNREALIZED
	INVESTMENTS FOR	APPRECIATION FOR	DEPRECIATION FOR	APPRECIATION FOR
	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX
FUND	PURPOSES	PURPOSES	PURPOSES	PURPOSES
International	6,596,772,076	1,861,475,850	(366,480,344)	1,494,995,506
International Discovery	11,991,107	3,338,797	(815,732)	2,523,065
Global Equity	4,892,965	534,645	(116,457)	418,188
Stock	53,046,245	12,469,615	(630,980)	11,838,635
Mid Cap	1,208,250,577	91,080,111	(39,841,293)	51,238,818
Small Cap	179,112,302	51,373,000	(11,207,238)	40,165,762
Low Duration Bond	10,419,505	75,183	(8,928)	66,255
Unconstrained Bond	37,136,880	1,484,677	(4,106)	1,480,571
Core Bond	211,350,323	3,512,282	(210,875)	3,301,407
Core Plus Bond	489,995,554	11,936,634	(757,484)	11,179,150

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 15, 2012

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 15, 2012